Property, Plant and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 19,161,000	$ 17,017,000	$ 14,727,000
Capitalized interest, incremental and other internal costs	15,333,000	15,333,000
Additional capitalized interest and other costs	0	0
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Capitalized development costs of computer software	13,912,000	7,854,000
Computer Equipment, Software and Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Asset disposals relating to depreciated production equipment	$ 279,000	$ 12,707,000